UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2021

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 101.8%
U.S. Treasury Bills — 32.4%
U.S. Cash Management Bill	0.075%	5/18/21	$300,000,000	$299,951,250	(a)
U.S. Cash Management Bill	0.095%	6/1/21	150,000,000	149,963,583	(a)
U.S. Cash Management Bill	0.045%	6/29/21	400,000,000	399,940,500	(a)
U.S. Treasury Bills	0.015%	3/2/21	362,000,000	361,999,702	(a)
U.S. Treasury Bills	0.064%	3/4/21	650,700,000	650,695,473	(a)
U.S. Treasury Bills	0.071%	3/11/21	885,000,000	884,981,124	(a)
U.S. Treasury Bills	0.024%	3/16/21	180,000,000	179,998,125	(a)
U.S. Treasury Bills	0.093%	4/1/21	300,000,000	299,975,458	(a)
U.S. Treasury Bills	0.104%	4/6/21	250,000,000	249,973,750	(a)
U.S. Treasury Bills	0.089%	4/13/21	300,000,000	299,967,750	(a)
U.S. Treasury Bills	0.088%	4/15/21	460,000,000	459,948,875	(a)
U.S. Treasury Bills	0.090%	4/20/21	150,000,000	149,981,250	(a)
U.S. Treasury Bills	0.090%	4/22/21	600,000,000	599,922,000	(a)
U.S. Treasury Bills	0.099%	4/29/21	350,000,000	349,943,049	(a)
U.S. Treasury Bills	0.110%	5/6/21	125,000,000	124,974,792	(a)
U.S. Treasury Bills	0.100%	5/13/21	400,000,000	399,918,889	(a)
U.S. Treasury Bills	0.090%	5/20/21	140,000,000	139,972,000	(a)
U.S. Treasury Bills	0.199%	6/17/21	100,000,000	99,940,750	(a)
U.S. Treasury Bills	0.050%	8/26/21	235,000,000	234,941,903	(a)
U.S. Treasury Bills	0.111%	12/2/21	80,000,000	79,932,533	(a)
U.S. Treasury Bills	0.111%	12/30/21	100,000,000	99,907,111	(a)
Total U.S. Treasury Bills				6,516,829,867
U.S. Government Agencies — 24.7%
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.201%	4/21/21	43,000,000	43,002,768	(b)
Federal Farm Credit Bank (FFCB) (3 mo. USD LIBOR - 0.035%)	0.170%	4/30/21	30,000,000	30,000,000	(b)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.020%)	0.132%	6/14/21	100,000,000	99,997,630	(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	0.100%	7/15/21	45,000,000	45,000,000	(b)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	0.220%	9/3/21	105,000,000	104,940,812	(b)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.202%	9/13/21	45,000,000	45,000,000	(b)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.050%)	0.120%	9/15/21	50,000,000	49,999,311	(b)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.100%)	0.211%	10/22/21	150,000,000	150,001,237	(b)

See Notes to Financial Statements.

14	Government Portfolio 2021 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.110%)	0.231%	12/10/21	$100,000,000	$100,000,000	(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	0.090%	3/10/22	37,000,000	37,000,000	(b)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.100%)	0.150%	3/15/22	87,000,000	86,990,843	(b)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.095%)	0.155%	4/20/22	110,000,000	109,993,644	(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.040%)	0.050%	7/8/22	100,000,000	99,993,148	(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	0.095%	10/7/22	70,000,000	70,000,000	(b)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	0.105%	10/31/22	100,000,000	99,999,998	(b)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.055%)	0.125%	11/16/22	25,000,000	24,997,829	(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.055%)	0.065%	12/13/22	74,075,000	74,073,663	(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	0.070%	1/13/23	68,000,000	68,000,000	(b)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.095%	1/31/23	150,000,000	150,000,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.447%	3/12/21	100,000,000	99,985,333	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	7/26/21	15,000,000	14,993,875	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	8/3/21	10,000,000	9,995,694	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.131%	8/17/21	15,000,000	14,990,846	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	8/19/21	15,000,000	14,992,875	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	8/26/21	110,000,000	109,945,611	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	8/30/21	5,000,000	4,997,472	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	9/17/21	8,000,000	7,995,556	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.131%	9/28/21	30,000,000	29,977,142	(a)

See Notes to Financial Statements.

Government Portfolio 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	9/30/21	$10,000,000	$9,994,083	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.111%	10/20/21	50,000,000	49,964,403	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.101%	10/21/21	4,000,000	3,997,400	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.111%	10/25/21	5,000,000	4,996,364	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.081%	12/28/21	20,000,000	19,986,578	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.081%	1/19/22	40,000,000	39,971,200	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.081%	1/28/22	35,000,000	34,974,100	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	0.125%	3/12/21	75,000,000	74,999,991	(b)
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	0.140%	3/25/21	150,000,000	150,000,000	(b)
Federal Home Loan Bank (FHLB) (SOFR + 0.035%)	0.045%	4/13/21	225,000,000	225,000,000	(b)
Federal Home Loan Bank (FHLB)	0.150%	4/27/21	143,760,000	143,759,515
Federal Home Loan Bank (FHLB)	0.150%	4/27/21	100,000,000	99,999,663
Federal Home Loan Bank (FHLB) (SOFR + 0.005%)	0.035%	5/14/21	140,000,000	140,000,000	(b)
Federal Home Loan Bank (FHLB)	0.120%	6/23/21	90,000,000	89,998,192
Federal Home Loan Bank (FHLB)	0.120%	6/28/21	200,000,000	199,995,835
Federal Home Loan Bank (FHLB) (SOFR + 0.100%)	0.110%	7/9/21	150,000,000	150,000,000	(b)
Federal Home Loan Bank (FHLB) (SOFR + 0.020%)	0.050%	8/9/21	225,000,000	225,000,000	(b)
Federal Home Loan Bank (FHLB)	3.000%	10/12/21	20,570,000	20,937,072
Federal Home Loan Bank (FHLB) (SOFR + 0.055%)	0.065%	5/13/22	200,000,000	200,000,000	(b)
Federal Home Loan Bank (FHLB) (SOFR + 0.085%)	0.095%	5/20/22	100,000,000	100,000,000	(b)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	0.100%	7/29/22	150,000,000	150,000,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.424%	3/19/21	125,000,000	124,972,500	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.300%)	0.310%	6/30/21	150,000,000	150,000,000	(b)

See Notes to Financial Statements.

16	Government Portfolio 2021 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.160%)	0.170%	4/20/22	$150,000,000	$150,000,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.190%)	0.200%	5/11/22	250,000,000	250,000,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.100%)	0.110%	8/19/22	100,000,000	100,000,000	(b)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.310%)	0.320%	10/25/21	100,000,000	100,000,000	(b)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	0.110%	12/3/21	118,100,000	118,009,544	(b)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.120%)	0.130%	7/29/22	42,000,000	42,000,000	(b)
Total U.S. Government Agencies				4,965,421,727
U.S. Treasury Notes — 13.9%
U.S. Treasury Notes	2.250%	3/31/21	595,000,000	596,058,015
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	0.179%	4/30/21	100,000,000	100,000,642	(b)
U.S. Treasury Notes	1.375%	4/30/21	125,000,000	125,275,437
U.S. Treasury Notes	2.250%	4/30/21	240,000,000	240,874,805
U.S. Treasury Notes	1.375%	5/31/21	280,000,000	280,930,082
U.S. Treasury Notes	2.000%	5/31/21	75,000,000	75,364,014
U.S. Treasury Notes	2.125%	5/31/21	50,000,000	50,259,814
U.S. Treasury Notes	1.750%	7/31/21	100,000,000	100,708,969
U.S. Treasury Notes	2.125%	9/30/21	100,000,000	101,177,817
U.S. Treasury Notes	1.250%	10/31/21	66,000,000	66,504,186
U.S. Treasury Notes	1.500%	10/31/21	65,000,000	65,604,260
U.S. Treasury Notes	2.000%	10/31/21	77,024,000	77,996,737
U.S. Treasury Notes	1.750%	11/30/21	325,000,000	329,003,297
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.154%	4/30/22	422,000,000	422,324,593	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.095%	7/31/22	50,000,000	50,016,139	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.095%	10/31/22	100,000,000	99,991,558	(b)
Total U.S. Treasury Notes				2,782,090,365

See Notes to Financial Statements.

Government Portfolio 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 30.8%
Bank of America N.A. tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $100,000,083; (Fully collateralized by various U.S. government obligations, 0.375% to 2.250% due 4/30/24 to 12/31/25; Market value — $102,000,034)	0.010%	3/1/21	$100,000,000	$100,000,000
BNP Paribas tri-party repurchase agreement dated 1/27/21; Proceeds at Maturity — $300,045,000; (Fully collateralized by various U.S. government obligations, 0.000% to 4.000% due 4/29/21 to 7/1/50; Market value — $306,000,000)	0.090%	4/27/21	300,000,000	300,000,000
BNP Paribas tri-party repurchase agreement dated 12/15/20; Proceeds at Maturity — $300,011,333; (Fully collateralized by various U.S. government obligations, 0.000% to 3.375% due 4/15/21 to 11/15/50; Market value — $306,000,000)	0.080%	3/15/21	300,000,000	300,000,000
BNP Paribas tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $850,002,125; (Fully collateralized by various U.S. government obligations, 0.000% to 7.000% due 3/15/21 to 2/1/51; Market value — $867,000,019)	0.030%	3/1/21	850,000,000	850,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 1/27/21; Proceeds at Maturity — $500,112,500; (Fully collateralized by various U.S. government obligations, 0.000% to 5.500% due 8/31/22 to 2/1/57; Market value — $510,042,141)	0.090%	5/27/21	500,000,000	500,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 1/29/21; Proceeds at Maturity — $400,153,000; (Fully collateralized by various U.S. government obligations, 0.000% to 5.000% due 7/31/24 to 2/1/57; Market value — $408,031,620)	0.090%	7/29/21	400,000,000	400,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/12/21; Proceeds at Maturity — $200,012,500; (Fully collateralized by various U.S. government obligations, 0.125% to 4.625% due 6/30/22 to 8/15/50; Market value — $204,004,833)	0.050%	4/12/21	200,000,000	200,000,000

See Notes to Financial Statements.

18	Government Portfolio 2021 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $15,000,013; (Fully collateralized by various U.S. government obligations, 0.125% to 4.625% due 1/15/23 to 8/15/50; Market value — $15,300,109)	0.010%	3/1/21	$15,000,000	$15,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $150,000,125; (Fully collateralized by U.S. government obligation, 0.125% due 1/15/22; Market value — $153,000,085)	0.010%	3/1/21	150,000,000	150,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $100,000,083; (Fully collateralized by U.S. government obligation, 1.125% due 2/28/25; Market value — $102,000,013)	0.010%	3/1/21	100,000,000	100,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $300,000,250; (Fully collateralized by U.S. government obligation, 1.375% due 8/15/50; Market value — $306,000,033)	0.010%	3/1/21	300,000,000	300,000,000
HSBC Bank USA tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $100,000,083; (Fully collateralized by various U.S. government obligations, 1.375% to 6.750% due 4/30/24 to 8/15/39; Market value — $102,000,124)	0.010%	3/1/21	100,000,000	100,000,000
HSBC Bank USA tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $15,182,025; (Fully collateralized by U.S. government obligation, 3.000% due 2/15/49; Market value — $15,485,681)	0.020%	3/1/21	15,182,000	15,182,000
ING Financial Markets LLC tri-party repurchase agreement dated 1/26/21; Proceeds at Maturity — $50,003,875; (Fully collateralized by various U.S. government obligations, 0.000% to 4.000% due 1/27/22 to 1/1/57; Market value — $51,000,072)	0.090%	3/29/21	50,000,000	50,000,000

See Notes to Financial Statements.

Government Portfolio 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 1/8/21; Proceeds at Maturity — $250,034,167; (Fully collateralized by various U.S. government obligations, 0.000% to 5.500% due 1/27/22 to 5/1/58; Market value — $255,000,035)	0.120%	4/8/21	$250,000,000	$250,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 12/14/20; Proceeds at Maturity — $200,010,861; (Fully collateralized by various U.S. government obligations, 0.000% to 5.500% due 1/27/22 to 5/1/58; Market value — $204,000,068)	0.115%	3/15/21	200,000,000	200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $100,000,083; (Fully collateralized by various U.S. government obligations, 0.125% to 2.250% due 3/31/21 to 2/15/41; Market value — $102,000,031)	0.010%	3/1/21	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $100,000,167; (Fully collateralized by various U.S. government obligations, 1.500% to 5.000% due 11/1/29 to 1/1/57; Market value — $102,000,000)	0.020%	3/1/21	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/8/21; Proceeds at Maturity — $200,004,278; (Fully collateralized by various U.S. government obligations, 0.000% to 5.500% due 1/27/22 to 1/1/57; Market value — $204,000,040)	0.070%	3/9/21	200,000,000	200,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 12/9/20; Proceeds at Maturity — $100,003,361; (Fully collateralized by various U.S. government obligations, 1.875% to 8.000% due 9/1/26 to 3/1/51; Market value — $102,025,557)	0.110%	3/9/21	100,000,000	100,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $88,000,073; (Fully collateralized by various U.S. government obligations, 1.125% to 6.750% due 8/15/26 to 5/15/40; Market value — $89,760,133)	0.010%	3/1/21	88,000,000	88,000,000

See Notes to Financial Statements.

20	Government Portfolio 2021 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
JPMorgan Securities LLC tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $300,000,500; (Fully collateralized by various U.S. government obligations, 1.500% to 7.500% due 5/15/26 to 3/15/54; Market value — $306,000,510)	0.020%	3/1/21	$300,000,000	$300,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $300,000,500; (Fully collateralized by various U.S. government obligations, 2.000% to 5.500% due 5/20/24 to 7/20/69; Market value — $306,000,510)	0.020%	3/1/21	300,000,000	300,000,000
Royal Bank of Canada tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $160,000,133; (Fully collateralized by various U.S. government obligations, 0.125% to 4.500% due 1/15/23 to 8/15/40; Market value — $163,200,073)	0.010%	3/1/21	160,000,000	160,000,000
Societe Generale NY tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $550,000,917; (Fully collateralized by various U.S. government obligations, 0.000% to 7.500% due 2/28/21 to 2/15/51; Market value — $561,000,000)	0.020%	3/1/21	550,000,000	550,000,000
TD Securities LLC tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $150,000,250; (Fully collateralized by U.S. government obligation, 1.375% due 11/15/40; Market value — $153,000,046)	0.020%	3/1/21	150,000,000	150,000,000
Wells Fargo Bank NA tri-party repurchase agreement dated 2/26/21; Proceeds at Maturity — $300,000,250; (Fully collateralized by U.S. government obligation, 0.125% to 0.625% due 7/15/21 to 1/15/31; Market value — $306,000,063)	0.010%	3/1/21	300,000,000	300,000,000
Total Repurchase Agreements				6,178,182,000
Total Investments — 101.8% (Cost — $20,442,523,959#)				20,442,523,959
Liabilities in Excess of Other Assets — (1.8)%				(352,802,098)
Total Net Assets — 100.0%				$20,089,721,861

See Notes to Financial Statements.

Government Portfolio 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Government Portfolio

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Rate shown represents yield-to-maturity.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

22	Government Portfolio 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investments, at value	$14,264,341,959
Repurchase agreements, at value	6,178,182,000
Cash	733,956,929
Interest receivable	14,585,723
Total Assets	21,191,066,611

Liabilities:
Payable for securities purchased	1,100,888,235
Payable for Portfolio shares repurchased	289,277
Trustees’ fees payable	28,171
Accrued expenses	139,067
Total Liabilities	1,101,344,750
Total Net Assets	$20,089,721,861

Represented by:
Paid-in capital	$20,089,721,861

See Notes to Financial Statements.

Government Portfolio 2021 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Interest	$13,282,336

Expenses:
Investment management fee (Note 2)	9,439,009
Custody fees	159,304
Trustees’ fees	153,498
Fund accounting fees	120,982
Interest expense	112,047
Legal fees	80,792
Audit and tax fees	17,723
Miscellaneous expenses	44,621
Total Expenses	10,127,976
Less: Fee waivers and/or expense reimbursements (Note 2)	(9,439,009)
Net Expenses	688,967
Net Investment Income	12,593,369
Net Realized Gain on Investments	29,503
Increase in Net Assets From Operations	$12,622,872

See Notes to Financial Statements.

24	Government Portfolio 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$12,593,369	$161,030,599
Net realized gain (loss)	29,503	(526,590)
Increase in Net Assets From Operations	12,622,872	160,504,009

Capital Transactions:
Proceeds from contributions	96,868,326,124	150,194,537,795
Value of withdrawals	(95,916,609,316)	(143,734,413,662)
Increase in Net Assets From Capital Transactions	951,716,808	6,460,124,133
Increase in Net Assets	964,339,680	6,620,628,142

Net Assets:
Beginning of period	19,125,382,181	12,504,754,039
End of period	$20,089,721,861	$19,125,382,181

See Notes to Financial Statements.

Government Portfolio 2021 Semi-Annual Report	25

Financial highlights

For the years ended August 31, unless otherwise noted:
	2021[1]		2020	2019	2018	2017	2016

Net assets, end of period (millions)	$20,090		$19,125	$12,505	$16,449	$20,280	$17,299
Total return[2]	0.07%		1.08%	2.35%	1.50%	0.68%	0.32%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.01
Net investment income	0.13	[3]	0.95	2.32	1.46	0.67	0.32

[1]	For the six months ended February 28, 2021 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Government Portfolio 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2021, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Government Portfolio 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$20,442,523,959	—	$20,442,523,959

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

28	Government Portfolio 2021 Semi-Annual Report

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

Government Portfolio 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $9,439,009.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2021, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and

30	Government Portfolio 2021 Semi-Annual Report

measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Government Portfolio 2021 Semi-Annual Report	31

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2021

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 20, 2021